Operating Leases (Details Textual) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating leases [Line Items]
Lease and sublease payments recognised as expense	$ 1,064,263	$ 1,081,731	$ 1,178,774
Repairs and maintenance expense, recognized by the lessor	$ 1,723	$ 18,396	$ 449
Hsinchu Science Park Administration Bureau [Member]
Disclosure of operating leases [Line Items]
Description of material leasing arrangements by lessee classified as operating lease	20 years